Segment Information - Summary of Revenue By Geographic Area (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Revenue	$ 1,271,330	$ 669,186	$ 678,595
Property, plant and equipment	1,642,259	1,379,527	1,069,011
Argentina [member]
Disclosure of geographical areas [line items]
Revenue	1,120,935	585,652	589,653
Property, plant and equipment	1,642,156	1,379,191	1,068,832
Mercosur and Associates Countries [member]
Disclosure of geographical areas [line items]
Revenue	60,243	26,834	36,154
Property, plant and equipment	103	336	179
Rest of the world [member]
Disclosure of geographical areas [line items]
Revenue	65,905	23,620	35,836
Europe [member]
Disclosure of geographical areas [line items]
Revenue	$ 24,247	$ 33,080	$ 16,952